John Hancock California Tax-Free Income Fund
Supplement dated November 19, 2013 to the current Prospectus

In the "Fund summary — Principal risks" section, the subsection "State-specific risk" is hereby revised and restated as follows:

State/region risk. Investing heavily in any one state or region increases exposure to losses in securities of that state's or region's issuers. Because the fund invests mainly in bonds from a single state, its performance is affected by local, state, and regional factors. These factors may include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to the state's municipal issuers. Historically, California's economy has been more volatile than that of the nation as a whole. The state's economy is relatively diverse, with key drivers being international trade, technology production, tourism, finance, defense, and construction.

The fund may invest in municipal obligations issued by the Commonwealth of Puerto Rico and its agencies, or other U.S. territories, which generally are tax-exempt.

In recent years, Puerto Rico has experienced a recession and difficult economic conditions. Adverse economic, market, political, or other conditions within Puerto Rico may negatively affect the value of the fund's holdings in Puerto Rican municipal obligations.